INVESTMENT SECURITIES	12 Months Ended
Jun. 30, 2013
INVESTMENT SECURITIES [Abstract]
INVESTMENT SECURITIES
3.	INVESTMENT SECURITIES

The amortized cost and fair values of investments are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2013
AVAILABLE FOR SALE
Corporate debt securities	$73,349	$223	$(107)	$73,465
Foreign debt securities [1]	3,718	8	(5)	3,721

Total	$77,067	$231	$(112)	$77,186

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2013
HELD TO MATURITY
U.S. government agency securities	$9,995	$-	$(328)	$9,667
Corporate debt securities	14,425	853	-	15,278
Foreign debt securities [1]	2,000	11	-	2,011

Total	$26,420	$864	$(328)	$26,956

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2012
AVAILABLE FOR SALE
Corporate debt securities	$55,965	$116	$(129)	$55,952
Foreign debt securities [1]	1,671	-	(3)	1,668

Total	$57,636	$116	$(132)	$57,620

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2012
HELD TO MATURITY
U.S. government agency securities	$57,588	$131	$(4)	$57,715
Corporate debt securities	22,810	1,442	-	24,252
Foreign debt securities [1]	2,002	90	-	2,092

Total	$82,400	$1,663	$(4)	$84,059

In fiscal years 2013, 2012, and 2011, the Company recorded gross realized investment security gains of $46 thousand, $4 thousand, and $0 and there were no gross losses for any period. Proceeds from sales of investment securities during fiscal 2013, 2012, and 2011 were $7.2 million, $2.1 million, and $0.

The amortized cost and fair values of investment securities at June 30, 2013, by contractual maturity, are shown below. Expected maturities may differ from the contractual maturities because issuers may have the right to call securities prior to their final maturities.

	Due in	Due after	Due after	Due after	Due after
	one year	one through	two through	three through	five through	Due after
	or less	two years	three years	five years	ten years	ten years	Total
	(Dollars in Thousands)

AVAILABLE FOR SALE
Amortized cost	$47,369	$13,689	$14,014	$1,005	$990	$-	$77,067
Fair value	47,486	13,764	13,965	998	973	-	77,186
HELD TO MATURITY
Amortized cost	$10,890	$999	$-	$3,400	$1,136	$9,995	$26,420
Fair value	11,052	1,089	-	3,808	1,340	9,667	26,956

At June 30, 2013, no investment securities were pledged to secure repurchase agreements and borrowings with the Federal Home Loan Bank. At June 30, 2012, investment securities with amortized costs of $27.8 million and fair values of $27.9 million were pledged to secure public deposits, repurchase agreements and borrowings with the Federal Home Loan Bank. Of the securities pledged, $19.0 million of fair value was excess collateral. Excess collateral is maintained to support future borrowings and may be withdrawn by the Company at any time.

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.